Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2022
Entity Registrant Name	SHORT-TERM INVESTMENTS TRUST
Entity Central Index Key	0000205007
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 15, 2022
Document Effective Date	Dec. 16, 2022
Prospectus Date	Dec. 16, 2022
Cash Management Class | Invesco Liquid Assets Portfolio | Cash Management Class
Prospectus:
Trading Symbol	LPMXX
Cash Management Class | Invesco STIC Prime Portfolio | Cash Management Class
Prospectus:
Trading Symbol	SCNXX
CAVU Securities Class | Invesco Liquid Assets Portfolio | CAVU Securities Class
Prospectus:
Trading Symbol	CVPXX
CAVU Securities Class | Invesco Treasury Portfolio | CAVU Securities Class
Prospectus:
Trading Symbol	CVTXX
CAVU Securities Class | Invesco Government & Agency Portfolio | CAVU Securities Class
Prospectus:
Trading Symbol	CVGXX
Corporate Class | Invesco Liquid Assets Portfolio | Corporate Class
Prospectus:
Trading Symbol	LPCXX
Corporate Class | Invesco STIC Prime Portfolio | Corporate Class
Prospectus:
Trading Symbol	SSCXX
Corporate Class | Invesco Treasury Portfolio | Corporate Class
Prospectus:
Trading Symbol	TYCXX
Corporate Class | Invesco Government & Agency Portfolio | Corporate Class
Prospectus:
Trading Symbol	AGCXX
Corporate Class | Invesco Treasury Obligations Portfolio | Corporate Class
Prospectus:
Trading Symbol	TACXX
Corporate Class | INVESCO TAX-FREE CASH RESERVE PORTFOLIO | CORPORATE CLASS
Prospectus:
Trading Symbol	TFOXX
Institutional Class | Invesco Liquid Assets Portfolio | Institutional Class
Prospectus:
Trading Symbol	LAPXX
Institutional Class | Invesco STIC Prime Portfolio | Institutional Class
Prospectus:
Trading Symbol	SRIXX
Institutional Class | Invesco Treasury Portfolio | Institutional Class
Prospectus:
Trading Symbol	TRPXX
Institutional Class | Invesco Government & Agency Portfolio | Institutional Class
Prospectus:
Trading Symbol	AGPXX
Institutional Class | Invesco Treasury Obligations Portfolio | Institutional Class
Prospectus:
Trading Symbol	TSPXX
Institutional Class | INVESCO TAX-FREE CASH RESERVE PORTFOLIO | INSTITUTIONAL CLASS
Prospectus:
Trading Symbol	TFPXX
Personal Investment Class | Invesco Liquid Assets Portfolio | Personal Investment Class
Prospectus:
Trading Symbol	LPPXX
Personal Investment Class | Invesco STIC Prime Portfolio | Personal Investment Class
Prospectus:
Trading Symbol	SPEXX
Private Investment Class | Invesco Liquid Assets Portfolio | Private Investment Class
Prospectus:
Trading Symbol	LPVXX
Private Investment Class | Invesco STIC Prime Portfolio | Private Investment Class
Prospectus:
Trading Symbol	SPVXX
Private Investment Class | Invesco Treasury Portfolio | Private Investment Class
Prospectus:
Trading Symbol	TPFXX
Private Investment Class | Invesco Government & Agency Portfolio | Private Investment Class
Prospectus:
Trading Symbol	GPVXX
Private Investment Class | Invesco Treasury Obligations Portfolio | Private Investment Class
Prospectus:
Trading Symbol	TXPXX
Private Investment Class | INVESCO TAX-FREE CASH RESERVE PORTFOLIO | PRIVATE INVESTMENT CLASS
Prospectus:
Trading Symbol	TRCXX
Reserve Class | Invesco Liquid Assets Portfolio | Reserve Class
Prospectus:
Trading Symbol	LRPXX
Reserve Class | Invesco STIC Prime Portfolio | Reserve Class
Prospectus:
Trading Symbol	SPSXX
Resource Class | Invesco Liquid Assets Portfolio | Resource Class
Prospectus:
Trading Symbol	LRCXX
Resource Class | Invesco STIC Prime Portfolio | Resource Class
Prospectus:
Trading Symbol	SRSXX